FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

               Report for the Calendar Year or Quarter Ended: March 31, 2000

               Check here if Amendment [x]: Amendment Number:     1

                          This Amendment (Check only one.):

                                   [x] is a restatement

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                Stephen A. Feinberg
                     -----------------------------------------------------------

Address:             450 Park Avenue, 28th Floor
                     -----------------------------------------------------------
                     New York, NY 10022
                     -----------------------------------------------------------

                     -----------------------------------------------------------

Form 13F File Number: 28-6882
                     -----------------------------------------------------------

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:                   Stephen A. Feinberg
                        --------------------------------------------------------
Title:                  Investment Manager
                        --------------------------------------------------------
Phone:                  (212) 421-2600
                        --------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Stephen Feinberg
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[Signature]
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New York, NY
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[City, State]
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5/15/00
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[Date]

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Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager, [If there are no entries in this list, omit this section.]

Form 13F File Number 28-6286
                     -----------------------------------------------------------
Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


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                              Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:           0*

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Form 13F Information Table Entry Total:      24

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Form 13F Information Table Value Total:
   $157,314   (thousands)
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List of Other Included Managers:

                                 Provide a numbered list of the name(s) and Form
                        13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.      0*
         -----------------------------------------------------------------------

Form 13F File Number 28-6286
                     -----------------------------------------------------------

Name                 J. Ezra Merkin*
                     -----------------------------------------------------------


______________
* Mr. Stephen A. Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

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
                                                                          STEPHEN A. FEINBERG
                                                                                FORM 13F
                                                                            March 31, 2000

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   Column 1                   Column 2    Column 3   Column 4                  Column 5      Column 6    Column 7       Column 8
Name of Issuer             Title of Class  CUSIP      Value     Shares or   SH/PRN  Put/Call Investment   Other     Voting Authority
                                                     (x$1000)   Prin. Amt.                   Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN SKIING COMPANY        COM         029654308  $ 3,382   1,352,800   SH                SOLE          N/A     X
ANACOMP, INC.                  COM         032371106    3,819     246,400   SH                SOLE          N/A     X
C-CUBE MICROSYSTEMS INC.       COM         125015107      568       7,800   SH                SOLE          N/A     X
CALIFORNIA COASTAL             COM         129915203      700     127,209   SH                SOLE          N/A     X
CAPITOL FEDERAL FINANCIAL CORP COM         14057C106   10,929   1,158,000   SH                SOLE          N/A     X
CRONOS GROUP, N.V.             COM         L20708100    1,813     287,200   SH                SOLE          N/A     X
FIRST UNION REAL ESTATE        COM         337400105    4,853   1,764,699   SH                SOLE          N/A     X
FIRST UNION REAL ESTATE        PREF        337400303      614      30,500   SH                SOLE          N/A     X
FRIENDLY'S ICE CREAM CORP.     COM         358497105      315      79,935   SH                SOLE          N/A     X
GRAND UNION CO.                COM         386532402      374     130,000   SH                SOLE          N/A     X
HEALTHAXIS, INC.               COM         42219D100    1,235      86,656   SH                SOLE          N/A     X
ISB FINANCIAL CORP.            COM         450091103    1,966     145,600   SH                SOLE          N/A     X
I-STAT CORP.                   COM         450312103   28,045   1,759,702   SH                SOLE          N/A     X
MTR GAMING GROUP, INC.         COM         553769100    1,341     412,500   SH                SOLE          N/A     X
NUCENTRIX BROADBAND NETWORKS   COM         670198100   38,299   1,298,266   SH                SOLE          N/A     X
PENN TRAFFIC COMPANY           COM         707832200    1,233     179,400   SH                SOLE          N/A     X
RAMTRON INTERNATIONAL CORP.    COM         751907304      174      11,630   SH                SOLE          N/A     X
REUNION INDUSTRIES INC.        COM         761312107      244      67,303   SH                SOLE          N/A     X
SANDS REGENT                   COM         800091100      626     357,800   SH                SOLE          N/A     X
SOLUTIA INC.                   COM         834376105      136      10,000   SH                SOLE          N/A     X
SPEEDUS.COM                    COM         847723103      226      21,548   SH                SOLE          N/A     X
TSI INC./MINNESOTA             COM         872876107    5,111     346,500   SH                SOLE          N/A     X
TRANS WORLD ENTERTAINMENT
  CORP.                        COM         89336Q100   50,858   5,085,781   SH                SOLE          N/A      X
VITRAN CORP.                   COM         9285OE107      454     117,200   SH                SOLE          N/A      X



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